Summary Of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Deferred acquisition costs, amortization period			20 years
Intangible assets, amortization period			5 years
LTC reserve interest assumptions range			5.00%
LTC reserve interest assumptions range			6.00%
Fair value of equity securities, percentage below average cost at the end of quarter to be considered other-than-temporarily impaired			20.00%
Property and equipment, net of accumulated depreciation			$ 189,065,000	$ 190,129,000
Property and equipment, accumulated depreciation			85,899,000	159,380,000
Disposed property and equipment, net of accumulated depreciation			80,289,000
Disposed property and equipment, accumulated depreciation			80,289,000
Gain (loss) on disposition of property and equipment			0
Amortization cost of company headquarter	$ 171,000
Assets held-for-sale recorded in other assets			12,436,000
Liabilities held-for-sale recorded in other liabilities			3,223,000
Increase in statutory surplus due to adopted accounting practice			125,317,000
Change in income from operation before income taxes	$ (128,727,000)	$ 565,557,000	$ 843,362,000	180,188,000	$ 744,478,000
Annuity policies issued prior to 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes				(165,790,000)
Annuity policies issued after 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes				$ (45,623,000)
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium			150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates			5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates			3.00%
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment			100	100
Mean investment performance assumption			6.50%	6.50%
Volatility assumption			13.40%	13.40%
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates			40.00%	40.00%
Lapse rates, ultimate rate			15.00%	15.00%
Description of discount rates			Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.	Discount rates vary by contract type and equal an assumed long-term investment return (6.5%), less the applicable mortality and expense rate.
Guaranteed Minimum Accumulation And Withdrawal Benefit
Significant Accounting Policies [Line Items]
Stochastically generated investment performance scenarios | Investment			1,000	1,000
Mortality assumption			87% of the Annuity	90% of the Annuity
Lapse rates, spike rates			40.00%	40.00%
Lapse rates, ultimate rate			15.00%	15.00%
Volatility assumption period			1 year	1 year
Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range			2.30%
Property and equipment, estimated useful life			3 years
Fair value of securities loaned to be maintained as collateral			102.00%
Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range			6.00%
Property and equipment, estimated useful life			7 years
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Amortization of capitalized cost			$ 2,275,000	$ 2,275,000	2,275,000
Amortization cost of company headquarter			$ 2,118,000	$ 2,115,000	$ 2,104,000
Buildings
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life			39 years